18. Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Provisions and contingent liabilities

	2018							2017
Item	At beginning	Increases	Transfers		Decreases		At end	At end
	ARS 000	ARS 000	ARS 000		ARS 000		ARS 000	ARS 000
Provisions

Current
Provision for lawsuits and claims	610,476	106,263	-		(179,240	) (2)	537,499	610,476
12-31-2018	610,476	106,263	-		(179,240)		537,499
12-31-2017	859,893	102,204	(193,463	) (1)	(158,158	) (2)		610,476

(1)	Transferred to liabilities associated with the assets held for sale (Note 21).

(2)	Income (loss) for exposure to change in purchasing power of currency for the year.